Debt Instruments at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instruments at Fair Value Through Other Comprehensive Income (Tables) [Line Items]
Schedule of debt instrument
	As of December 31,
	2020	2019
	MCh$	MCh$
Chilean central bank and government securities
Chilean central bank bonds	-	272,802
Chilean central bank notes	1,008,450	1,186,724
Other Chilean central bank and government securities (*)	5,344,910	1,908,031
Subtotal	6,353,360	3,367,557
of which sold under repurchase agreement	969,508	379,294
Other Chilean securities
Time deposits in Chilean financial institutions	492	398
Mortgage finance bonds of Chilean financial institutions	14,022	16,748
Other instruments issued in the country	2,217	2,410
Subtotal	16,731	19,556
of which sold under repurchase agreement	399	131
Foreign financial securities
Foreign Central Banks and Government securities	269,803	197,685
Other foreign financial securities	522,648	425,474
Subtotal	792,451	623,159
of which sold under repurchase agreement	-	-
Total	7,162,542	4,010,272
(*)	Includes Treasury bonds in Chilean pesos and UF.

Schedule of available for sale investments cumulative unrealized profit and loss
(*)	Includes Treasury bonds in Chilean pesos and UF.
	Less than 12 months				More than 12 months				Total
	Amortized cost	Fair value	Unrealized profit	Unrealized loss	Amortized cost	Fair value	Unrealized profit	Unrealized loss	Amortized cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean central bank and government securities
Chilean central bank Bonds	-	-	-	-	-	-	-	-	-	-	-	-
Chilean central bank notes	1,008,450	1,008,450	-	-	-	-	-	-	1,008,450	1,008,450	-	-
Other Chilean central bank and government securities	5,288,189	5,344,910	96,180	(36,739)	-	-	-	-	5,288,189	5,344,910	96,180	(36,739)
Subtotal	6,296,639	6,353,360	96,180	(36,739)	-	-	-	-	6,296,639	6,353,360	96,180	(36,739)

Other Chilean securities
Time deposits in Chilean financial institutions	299	299	-	-	-	-	-	-	299	299	-	-
Mortgage finance bonds of Chilean financial institutions	13,293	14,022	729	-	-	-	-	-	13,293	14,022	729	-
Chilean financial institution bonds	-	-	-	-	-	-	-	-	-	-	-	-
Chilean corporate bonds	-	-	-	-	-	-	-	-	-	-	-	-
Other Chilean securities	305	2,410	2,105	-	-	-	-	-	305	2,410	2,105	-
Subtotal	13,897	16,731	2,834	-	-	-	-	-	13,897	16,731	2,834	-

Foreign financial securities
Foreign central banks and government securities	269,477	269,803	20,267	(19,941)	-	-	-	-	269,477	269,803	20,267	(19,941)
Other foreign financial securities	482,394	522,648	40,254	-	-	-	-	-	482,394	522,648	40,254	-
Subtotal	751,871	792,451	60,521	(19,941)	-	-	-	-	751,871	792,451	60,521	(19,941)

Total	7,062,407	7,162,542	159,535	(56,680)	-	-	-	-	7,062,407	7,162,542	159,535	(56,680)
	Less than 12 months				More than 12 months				Total
	Amortized cost	Fair value	Unrealized profit	Unrealized loss	Amortized cost	Fair value	Unrealized profit	Unrealized loss	Amortized cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean central bank and government securities
Chilean central bank Bonds	270,979	272,802	3,600	(1,777)	-	-	-	-	270,979	272,802	3,600	(1,777)
Chilean central bank notes	1,186,487	1,186,724	237	-	-	-	-	-	1,186,487	1,186,724	237	-
Other Chilean central bank and government securities	1,895,367	1,908,031	38,002	(25,338)	-	-	-	-	1,895,367	1,908,031	38,002	(25,338)
Subtotal	3,352,833	3,367,557	41,839	(27,115)	-	-	-	-	3,352,833	3,367,557	41,839	(27,115)

Other Chilean securities
Time deposits in Chilean financial institutions	398	398	-	-	-	-	-	-	398	398	-	-
Mortgage finance bonds of Chilean financial institutions	15,962	16,748	786	-	-	-	-	-	15,962	16,748	786	-
Chilean financial institution bonds	-	-	-	-	-	-	-	-	-	-	-	-
Chilean corporate bonds	-	-	-	-	-	-	-	-	-	-	-	-
Other Chilean securities	407	2,410	2,003	-	-	-	-	-	407	2,410	2,003	-
Subtotal	16,767	19,556	2,789	-	-	-	-	-	16,767	19,556	2,789	-

Foreign financial securities
Foreign central banks and government securities	198,020	197,685	11,110	(11,445)	-	-	-	-	198,020	197,685	11,110	(11,445)
Other foreign financial securities	413,468	425,474	13,080	(1,074)	-	-	-	-	413,468	425,474	13,080	(1,074)
Subtotal	611,488	623,159	24,190	(12,519)	-	-	-	-	611,488	623,159	24,190	(12,519)

Total	3,981,088	4,010,272	68,818	(39,634)	-	-	-	-	3,981,088	4,010,272	68,818	(39,634)

Schedule of changes in the fair value and the corresponding ECL
	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
Gross carrying amount at January 1, 2020	4,010,272	-	-	4,010,272
New assets purchased	14,708,776	-	-	14,708,776
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	(11,440,253)	-	-	(11,440,253)
Changes due to modifications not derecognized	100,401	-	-	100,401
Other adjustments	(216,654)	-	-	(216,654)
At December 31, 2020	7,162,542	-	-	7,162,542
	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
ECL at January 1, 2020	456	-	-	456
New assets purchased	1,965	-	-	1,965
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	(1,501)	-	-	(1,501)
Changes due to modifications not derecognized	219	-	-	219
Write-off	-	-	-	-
Other adjustments	(1)	-	-	(1)
At December 31, 2020	1,138	-	-	1,138
	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
Gross carrying amount at January 1, 2019	2,394,323	-	-	2,394,323
New assets purchased	7,573,665	-	-	7,573,665
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	(5,694,456)			(5,694,456)
Changes due to modifications not derecognized	394,648	-	-	2,273,857
Write-off	-	-	-	-
Other adjustments	(657,908)	-	-	(657,908)
At December 31, 2019	4,010,272	-	-	4,010,272
	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
ECL at January 1, 2019	258	-	-	258
New assets purchased	816	-	-	816
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	(614)	-	-	(614)
Changes due to modifications not derecognized	67	-	-	67
Write-off	-	-	-	-
Other adjustments	(71)	-	-	(71)
At December 31, 2019	456	-	-	456

Schedule of gross profits and losses realized on the sale of available for sale investments
	As of December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Sale of available for sale investments generating realized profits	3,696,791	5,781,636	3,505,266
Realized profits	82,925	63,828	8,802
Sale of available for sale investments generating realized losses	379,046	607,349	709,371
Realized losses	2,246	156	6,004